Leases - Summary of Net Lease Cost (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Leases [Abstract]
Operating lease cost	$ 12,716	$ 12,559	$ 12,360
Finance lease cost	309	160	60
Variable lease cost	2,547	2,012	1,889
Total lease cost	$ 15,572	$ 14,731	$ 14,309